Property, Plant and Equipment, Net, and Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net, and Investment Property, Net
Schedule of analysis of changes in property, plant and equipment

															Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2022	Ps.	15,202,600	Ps.	172,795,206	Ps.	6,026,094	Ps.	1,298,803	Ps.	3,407,907	Ps.	9,514,099	Ps.	3,728,496	Ps.	14,535,546	Ps.	226,508,751
Additions		3,329		13,978,378		—		35,064		118,028		201,745		23,279		2,955,564		17,315,387
Dismantling cost		—		195,304		—		—		—		—		—		—		195,304
Retirements and reclassifications to other accounts		(91,077)		(6,171,083)		—		(148,546)		(523,397)		(558,400)		(331,212)		974,880		(6,848,835)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(502,017)		(502,017)
Transfers investment property		(3,867,138)		—		—		—		—		—		—		—		(3,867,138)
Transfers and reclassifications		226,903		5,900,361		—		29,147		24,357		84,970		128,544		(6,394,282)		—
Effect of translation		(15,030)		(148,110)		—		(41)		(148)		(655)		(47)		1,086		(162,945)
December 31, 2022		11,459,587		186,550,056		6,026,094		1,214,427		3,026,747		9,241,759		3,549,060		11,570,777		232,638,507
Additions		1,247		11,569,757		—		11,260		50,953		232,867		27,842		2,814,090		14,708,016
Dismantling cost		—		5,536		—		—		—		—		—		—		5,536
Retirements and reclassifications to other accounts		(224,357)		(4,592,708)		—		(1,724)		(130,966)		(14,512)		(25,292)		828,399		(4,161,160)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(602,197)		(602,197)
Transfers investment property		(268)		—		—		—		—		—		—		—		(268)
Transfers and reclassifications		378,264		4,682,990		—		38,053		18,735		223,467		323,662		(5,665,171)		—
Effect of translation		4,974		(421,510)		—		(124)		(1,642)		(1,515)		(617)		4,594		(415,840)
December 31, 2023	Ps.	11,619,447	Ps.	197,794,121	Ps.	6,026,094	Ps.	1,261,892	Ps.	2,963,827	Ps.	9,682,066	Ps.	3,874,655	Ps.	8,950,492	Ps.	242,172,594

Accumulated depreciation:
January 1, 2022	Ps.	(5,543,209)	Ps.	(115,601,703)	Ps.	(4,253,483)	Ps.	(777,003)	Ps.	(2,165,903)	Ps.	(7,397,072)	Ps.	(2,848,252)	Ps.	—	Ps.	(138,586,625)
Depreciation of the year		(211,805)		(16,063,925)		(282,414)		(93,462)		(210,362)		(495,891)		(221,854)		—		(17,579,713)
Retirements		252,367		3,520,999		—		70,413		406,901		215,279		182,517		—		4,648,476
Transfers investment property		993,973		—		—		—		—		—		—		—		993,973
Effect of translation		2,248		118,584		—		36		82		784		47		—		121,781
December 31, 2022		(4,506,426)		(128,026,045)		(4,535,897)		(800,016)		(1,969,282)		(7,676,900)		(2,887,542)		—		(150,402,108)
Depreciation of the year		(357,525)		(16,085,521)		(282,414)		(84,874)		(199,009)		(405,514)		(219,376)		—		(17,634,233)
Retirements		291,328		3,041,980		—		1,462		78,311		5,385		3,708		—		3,422,174
Transfers investment property		(83,260)		—		—		—		—		—		—		—		(83,260)
Effect of translation		(543)		371,712		—		96		361		1,588		195		—		373,409
December 31, 2023	Ps.	(4,656,426)	Ps.	(140,697,874)	Ps.	(4,818,311)	Ps.	(883,332)	Ps.	(2,089,619)	Ps.	(8,075,441)	Ps.	(3,103,015)	Ps.	—	Ps.	(164,324,018)

Carrying amount:
January 1, 2022	Ps.	9,659,391	Ps.	57,193,503	Ps.	1,772,611	Ps.	521,800	Ps.	1,242,004	Ps.	2,117,027	Ps.	880,244	Ps.	14,535,546	Ps.	87,922,126
December 31, 2022	Ps.	6,953,161	Ps.	58,524,011	Ps.	1,490,197	Ps.	414,411	Ps.	1,057,465	Ps.	1,564,859	Ps.	661,518	Ps.	11,570,777	Ps.	82,236,399
December 31, 2023	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Schedule of leased technical equipment

	2023		2022
Subscriber leased set-top equipment	Ps.	60,104,574	Ps.	54,493,281
Accumulated depreciation		(39,556,789)		(34,231,392)
	Ps.	20,547,785	Ps.	20,261,889

	2023		2022
Dismantling costs	Ps.	1,138,606	Ps.	1,133,071
Accumulated depreciation		(624,549)		(522,651)
	Ps.	514,057	Ps.	610,420

Schedule of changes in the carrying amount of investment property

	Buildings and Land
Cost:
Reclassification from property, plant and equipment in the first quarter of 2022	Ps.	3,867,138
December 31, 2022		3,867,138
Transfers investment property		268
December 31, 2023	Ps.	3,867,406

Accumulated depreciation:
Reclassification from property, plant and equipment in the first quarter of 2022	Ps.	(910,264)
Depreciation of the period		(83,709)
December 31, 2022		(993,973)
Depreciation of the period		(83,260)
December 31, 2023	Ps.	(1,077,233)

Carrying amount:
December 31, 2022	Ps.	2,873,165
December 31, 2023	Ps.	2,790,173

Schedule of maturity analysis of undiscounted lease payments to be received

	Undiscounted
Year	Lease Payments
2024	U.S.$	22,037
2025		22,037
2026		22,037
2027		22,037
2028		22,037
Thereafter		288,944